Related Party Transactions	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

7.	Related Party Transactions

The Company has not historically operated as a standalone business and the unaudited condensed combined financial statements are derived from the consolidated financial statements and accounting records of the Parent. The following disclosure summarizes activity between the Company and the Parent, including the affiliates of the Parent that are not part of the Proposed Transaction.

Cost allocations from Parent

The Parent provides shared services, utilizes cash pooling in situations where the Parent pays for an expense associated with the Company. Shared services consist, but are not limited to, financing, payroll, stock-based compensation, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. Management considers that such allocations have been made on a reasonable basis; however, these allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity.

	Three Months Ended		Nine Months Ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Cost of revenues	$246	$706	$854	$2,181
Selling, general and administrative	—	—	—	(1,894)
	$246	$706	$854	$287

Net Parent Investment

Net transfers to Parent are included within Parent company net investment on the unaudited condensed combined statements of changes in parent company net investment and represent the net effect of transactions between the Company and the Parent. The components of Parent company net investment activity are as follows:

	Nine Months Ended
	February 28, 2026	February 28, 2025
Cash pooling and general financing activities	$(22,279)	$(9,660)
Corporate overhead and other allocations	6,068	94,000
Net transfers from the Parent as reflected in the Condensed Combined Statements of Cash Flows (unaudited)	(16,211)	84,340
Stock-based compensation expense	243	(1,529)
Net assets contributed by (distributed to) Parent	74,991	8,376
Net transfers from the Parent as reflected in the Condensed Combined Statements of Changes in Parent Company Net Investment (unaudited)	$59,023	$91,187

These transactions will not be settled in cash and therefore have been reflected in the unaudited condensed combined balance sheets as Parent company net investment.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

8.	Related Party Transactions

The Company has not historically operated as a standalone business and the combined financial statements are derived from the consolidated financial statements and accounting records of the Parent. The following disclosure summarizes activity between the Company and the Parent, including the affiliates of the Parent that are not part of the Proposed Transaction.

Cost allocations from Parent

The Parent provides shared services, utilizes cash pooling in situations where the Parent pays for an expense associated with the Company. Shared services consist, but are not limited to, financing, payroll, stock-based compensation, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. Management considers that such allocations have been made on a reasonable basis; however, these allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity.

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Cost of revenues	$2,772	$1,891
Selling, general and administrative	(1,894)	9,734
	$878	$11,625

Net transactions from Parent

Net transfers to Parent are included within Net transactions from parent company on the combined statements of changes in parent company net investment and represent the net effect of transactions between the Company and the Parent. The components of Parent company net investment activity are as follows:

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Cash pooling and general financing activities	$27,422	$(16,974)
Corporate overhead and other allocations	86,317	69,639
Net transfers from the Parent as reflected in the Combined Statements of Cash Flows	113,739	52,665
Stock-based compensation expense	(1,463)	10,135
Net assets (distributed to) contributed by Parent	(1,186)	50,064
Net transfers from the Parent as reflected in the Combined Statements of Changes in Parent Company Net Investment	$111,090	$112,864

These transactions will not be settled in cash and therefore have been reflected in the combined balance sheets as Parent company net investment.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024